Business segment information (Details) (USD $)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Scales & Pet Electronics Products
Net sales	$ 30,386,000	$ 26,682,000	$ 25,903,000
Operating profit /(loss)	(570,000)	(249,000)	(554,000)
Identifiable assets as of March 31	20,097,000	17,147,000	9,166,000
Depreciation and amortization	120,000	54,000
Capital expenditure	1,412,000	3,415,000	584,000
Discontinued operations
Total Assets
Telecommunications Products
Net sales			2,056,000
Operating profit /(loss)			(202,000)
Identifiable assets as of March 31			4,326,000
Depreciation and amortization
Capital expenditure			691,000
Discontinued operations
Total Assets
Total Operating Segments
Net sales	30,386,000	26,682,000	28,387,000
Operating profit /(loss)	(570,000)	(249,000)	(652,000)
Identifiable assets as of March 31	20,097,000	17,147,000	13,596,000
Depreciation and amortization	120,000	54,000
Capital expenditure	1,412,000	3,415,000	1,275,000
Discontinued operations
Total Assets
Corporate
Net sales
Operating profit /(loss)			(979,000)
Identifiable assets as of March 31	7,026,000	6,021,000	8,211,000
Depreciation and amortization	226,000	176,000	307,000
Capital expenditure
Discontinued operations
Total Assets
Group
Net sales	30,386,000	26,682,000	28,387,000
Operating profit /(loss)	(570,000)	(249,000)	(1,631,000)
Identifiable assets as of March 31	27,123,000	23,168,000	21,807,000
Depreciation and amortization	346,000	230,000	307,000
Capital expenditure	1,412,000	3,415,000	1,275,000
Discontinued operations
Total Assets
Others
Net sales			428,000
Operating profit /(loss)			104,000
Identifiable assets as of March 31			102,000
Depreciation and amortization
Capital expenditure
Discontinued operations
Total Assets
Discontinued Operations
Net sales
Operating profit /(loss)
Identifiable assets as of March 31			5,000
Depreciation and amortization
Capital expenditure
Discontinued operations
Total Assets
Total Assets
Net sales
Operating profit /(loss)
Identifiable assets as of March 31			21,812,000
Depreciation and amortization
Capital expenditure
Discontinued operations
Total Assets